Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment reporting [Abstract]
Information for operating segments
The information for each operating segment is as follow

December 31, 2017	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$1,951,320	$229,529	$134,196	$149,894	$-	$2,464,939
Costs and expenses	(1,386,282)	(193,826)	(112,771)	(180,356)	(1,123)	(1,874,358)
Corporate expenses	-	-	-	-	(205,622)	(205,622)
Depreciation and amortization	(541,030)	(1,660)	(11,143)	(1,205)	(7,877)	(562,915)
Trasnportation profit (loss)	$24,008	$34,043	$10,282	$(31,667)	$(214,622)	$(177,956)
Costs, expenses and revenue not allocated						1,507,535
Net profit for the year						$1,329,579

Total assets by operating segment	$5,617,173	$38,833	$1,904,928	$153,196	$-	$7,714,130
Shared assets					(3,589,918)	(3,589,918)
Total assets	$5,617,173	$38,833	$1,904,928	$153,196	$(3,589,918)	$4,124,212

Total liabilities by operating segment	$849,416	$19,425	$256,121	$56,296	$-	$1,181,258
Shared liabilities	-	-	-	-	713,892	713,892
Total liabilities	$849,416	$19,425	$256,121	$56,296	$713,892	$1,895,150

Total capital expenditures by segment	$64,054	$-	$9,034	$42	$-	$73,130
Shared capital expenditures	-	-	-	-	7,092	7,092
Total capital expenditures	$64,054	$-	$9.034	$42	$7,092	$80,222

December 31, 2016	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total Consolidated

Revenue	$2,167,585	$190,902	$116,708	$126,070	$46,219	$2,647,484
Costs and expenses	(1,385,458)	(158,403)	(100,109)	(169,737)	(46,460)	(1,860,167)
Corporate expenses	-	-	-	-	(194,215)	(194,215)
Depreciation and amortization	(534,525)	(1,908)	(10,489)	(947)	(7,375)	(555,244)
Transportation profit (loss)	$247,602	$30,591	$6,110	$(44,614)	$(201,831)	$37,858
Costs, expenses and revenue not allocated						(544,422)
Net loss for the year						$(506,564)

Total assets by operating segment	$12,830,358	$25,929	$1,739,936	$148,828	$-	$14,745,051
Shared assets	-	-	-	-	(2,821,750)	(2,821,750)
Total assets	$12,830,358	$25,929	$1,739,936	$148,828	$(2,821,750)	$11,923,301

Total liabilities by operating segment	$11,107,505	$23,874	$276,772	$47,681	$-	$11,455,832
Shared liabilities	-	-	-	-	(496,521)	(496,521)
Total liabilities	$11,107,505	$23,874	$276,772	$47,681	$(496,521)	$10,959,311

Total capital expenditures by segment	$160,691	$-	$1,087	$139	$-	$161,917
Shared capital expenditures	-	-	-	-	155	155
Total capital expenditures	$160,691	$-	$1,087	$139	$155	$162,072

December 31, 2015	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total Consolidated

Revenue	$2,770,891	$169,709	$114,225	$133,170	$73,950	$3,261,945
Costs and expenses	(1,630,348)	(137,308)	(96,080)	(179,646)	(72,666)	(2,116,048)
Corporate expenses	-	-	-	-	(199,057)	(199,057)
Depreciation and amortization	(648,079)	(4,968)	(10,582)	(1,586)	(7,428)	(672,643)
Trasnportation profit (loss)	$492,464	$27,433	$7,563	$(48,062)	$(205,201)	$274,197
Costs, expenses and revenue not allocated						(1,274,602)
Loss before discontinued operations						(1,000,405)
Discontinued operations						(18,465)
Net loss for the year						$(1,018,870)

Total assets by operating segment	$12,860,912	$16	$1,621,311	$-	$-	$14,482,239
Total assets by discontinued segment	-	-	-	194,200	-	194,200
Shared assets	-	-	-	-	(2,260,331)	(2,260,331)
Total assets	$12,860,912	$16	$1,621,311	$194,200	$(2,260,331)	$12,416,108

Total liabilities by operating segment	$10,822,299	$51,081	$230,753	$-	$-	$11,104,133
Total liabilities by discontinued segment	-	-	-	107,702	-	107,702
Shared liabilities	-	-	-	-	772,467	772,467
Total liabilities	$10,822,299	$51,081	$230,753	$107,702	$772,467	$11,984,302

Total capital expenditures by segment	$78,541	$-	$3,369	$473	$-	$82,383
Shared capital expenditures	-	-	-	-	19,976	19,976
Total capital expenditures	$78,541	$-	$3,369	$473	$19,976	$102,359